Schedule of currency exposure (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Oil and Gas, Proved Reserve, Quantity [Line Items]
Cash and cash equivalents	$ 256,501	$ 366,761	$ 1,157,621	$ 252,399	$ 137,014
Trade and other receivables	985,951	1,032,522		815,128
Prepaid forward purchase agreement		969
Financial assets		1,400,252		1,067,524
Trade and other payables	5,503,478	6,560,559		4,285,345
Borrowings	4,672,286	5,778,479		5,798,641
Deferred underwriting fee payable	$ 2,153,125	2,753,125
Lease liabilities		2,166,806		2,257,335
Financial liabilities		17,258,969		12,341,321
Net financial liabilities		(15,858,717)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency		(15,858,717)
Net financial (liabilities)/assets				(11,273,797)
Cash and cash equivalents				252,396
SINGAPORE
Oil and Gas, Proved Reserve, Quantity [Line Items]
Cash and cash equivalents		248,391
Trade and other receivables		1,001,109		747,634
Prepaid forward purchase agreement
Financial assets		1,249,500		866,045
Trade and other payables		5,189,728		3,972,893
Borrowings		5,778,479		5,798,641
Deferred underwriting fee payable
Lease liabilities		2,166,806		2,257,335
Financial liabilities		13,135,013		12,028,869
Net financial liabilities		(11,885,513)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency		(11,885,513)
Net financial (liabilities)/assets				(11,162,824)
Cash and cash equivalents				118,411
UNITED STATES
Oil and Gas, Proved Reserve, Quantity [Line Items]
Cash and cash equivalents		118,370
Trade and other receivables		31,413		67,494
Prepaid forward purchase agreement		969
Financial assets		150,752		201,479
Trade and other payables		1,370,831		312,452
Borrowings
Deferred underwriting fee payable		2,753,125
Lease liabilities
Financial liabilities		4,123,956		312,452
Net financial liabilities		(3,973,204)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency		$ (3,973,204)
Net financial (liabilities)/assets				(110,973)
Cash and cash equivalents				$ 133,985